STOCK-BASED COMPENSATION EXPENSE - RSU, PSU and Common Stock Units (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Restricted stock units
Number of Shares
Beginning balance (in shares)	9,616,774
Granted (in shares)		9,630,307
Forfeited (in shares)	(111,572)	(9,194)
Vested (in shares)	(187,977)	(4,339)
Ending balance (in shares)	9,317,225	9,616,774
Weighted Average Grant date Fair Value Per Share
Beginning balance (in dollars per share)	$ 8.44
Granted (in dollars per share)		$ 8.44
Forfeited (in dollars per share)	8.96	8.48
Vested (in dollars per share)	8.36	9.01
Ending balance (in dollars per share)	$ 8.43	$ 8.44
Performance stock units
Number of Shares
Beginning balance (in shares)	44,715,756
Granted (in shares)	0	44,715,756
Forfeited (in shares)	0
Vested (in shares)	0
Ending balance (in shares)	44,715,756	44,715,756
Weighted Average Grant date Fair Value Per Share
Beginning balance (in dollars per share)	$ 1.97
Granted (in dollars per share)	0	$ 1.97
Forfeited (in dollars per share)	0
Vested (in dollars per share)	0
Ending balance (in dollars per share)	$ 1.97	$ 1.97
Common stock units
Number of Shares
Beginning balance (in shares)	1,481,065
Granted (in shares)	0	2,256,861
Forfeited (in shares)	0
Vested (in shares)	(133,217)	(775,796)
Ending balance (in shares)	1,347,848	1,481,065
Weighted Average Grant date Fair Value Per Share
Beginning balance (in dollars per share)	$ 2.48
Granted (in dollars per share)	0	$ 2.48
Forfeited (in dollars per share)	0
Vested (in dollars per share)	2.48	2.48
Ending balance (in dollars per share)	$ 2.48	$ 2.48